OTHER CURRENT ASSETS (Details) - Schedule of other current assets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other current assets [Abstract]
Prepaid insurance	$ 229,309	$ 85,201	$ 102,743
Deposits	28,115	28,115	31,965
Other prepaid expenses	24,018	105,013	40,654
Advances for raw material purchases	24,006	450,691
Prepaid marketing costs	167	31,579	125,525
Total other current assets	$ 305,615	$ 700,599	$ 533,481